Loans and Leases (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average recorded investment in impaired loans
Average investment in impaired loans	$ 3,646	$ 4,235	$ 5,062
Commercial and Other Loans [Member]
Average recorded investment in impaired loans
Average investment in impaired loans	32	46
Commercial real estate [Member]
Average recorded investment in impaired loans
Average investment in impaired loans	3,112	3,807
Consumer real estate [Member]
Average recorded investment in impaired loans
Average investment in impaired loans	$ 502	$ 382